Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31,
	2022	2021
Cost:
Equipment	$446,189	$390,573
Computers	4,949	965
Office furniture	11,949	11,069
Leasehold improvements	22,000	23,461

	485,087	426,068

Accumulated depreciation:	359,539	334,410

Property and equipment, net	$125,548	$91,658